Right of use assets & lease liabilities - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Amounts recognized in the consolidated income statement
Interest on lease liabilities	€ 8.8	€ 6.8	€ 3.7
Depreciation charge	65.2	84.0	54.5
Lease charges	€ 74.0	€ 90.8	€ 58.2